Commitments & Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments & Contingencies [Abstract]
Outstanding guarantees

(In millions)	Maximum undiscounted future payments
Standby letters of credit*:
Insurance related	$4.9
Other	0.9
Performance and payment bonds*	13.6

*	These instruments require no associated liability on the Company’s Consolidated Balance Sheet.